CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating activities:
Net loss	¥ (1,015,180)	$ (142,985)	¥ (1,607,146)	¥ (1,176,758)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for doubtful accounts	7,525	1,060	6,887	0
Provision of prepayments and other current assets	(1,310)	(185)	(1,935)	3,245
Write-down of inventories	10,641	1,499	35,406	49,485
Share-based compensation	174,025	24,511	725,651	179,933
Depreciation and amortization	85,799	12,085	74,559	65,160
Reduction of carrying amount of right-of-use assets	38,842	5,471	41,975	0
Loss from equity method investments	43,065	6,066	71,928	3,891
Gains on deconsolidation of a subsidiary	0	0	(71,974)	(10,579)
Gains on sale of an equity security	0	0	(59,728)	0
Change in fair value of an equity security	22,451	3,162	16,843	0
Amortization of debt issuance costs	2,863	403	0	99,923
Change in fair value of warrant liabilities	(11,719)	(1,651)	3,245	111,299
Loss on disposal of property, equipment and intangible assets	1,751	247	1,939	1,562
Unrealized exchange (gains) losses	2,515	354	1,857	(12,478)
Impairment of property, equipment and intangible assets	10,237	1,442	0	0
Changes in operating assets and liabilities, net of effects of deconsolidation of subsidiaries and the VIEs:
Notes receivable	74,509	10,494	(41,433)	(19,406)
Inventories	11,150	1,570	5,341	(105,557)
Amounts due from related parties	34,890	4,915	(87,080)	(5,757)
Prepayments and other current assets and other non-current assets	(17,462)	(2,459)	(189,669)	(157,371)
Notes payable	(158,446)	(22,317)	41,101	(144,529)
Amounts due to related parties	(7,179)	(1,011)	3,808	5,253
Accrued expenses and other current liabilities	(103,334)	(14,554)	204,830	188,317
Operating lease liabilities	(21,545)	(3,035)	(34,985)	0
Provisions	60,155	8,473	14,424	8,769
Net cash used in operating activities	(1,243,406)	(175,129)	(461,337)	(907,283)
Investing activities:
Purchase of property, equipment and intangible assets	(62,194)	(8,760)	(157,286)	(85,736)
Proceeds from disposal of property, equipment and intangible assets	2,158	304	1,732	0
Cash paid for acquisition of equity investments	0	0	(79,442)	(1,145,637)
Cash paid for acquisition of short-term investments	(163,944)	(23,091)	0	0
Proceeds from redemption of short-term investments	24,000	3,380	0	0
Cash received on deconsolidation of Hubei Dongjun	0	0	1,000	0
Financial support to an equity method investee	0	0	(28,500)	0
Loans to related parties	(214,000)	(30,141)	(57,260)	(48,656)
Cash collection of loans to related parties	214,000	30,141	29,360	90,155
Proceeds from sale of Zenseact	792,063	111,560	0	0
Net cash (used in) provided by investing activities	592,083	83,393	(313,039)	(1,198,234)
Financing activities:
Cash contributed by redeemable non-controlling shareholders	0	0	10,000	30,000
Cash contributed by non-redeemable non-controlling shareholders	0	0	0	202,000
Proceeds from short-term borrowings	1,500,000	211,271	1,270,000	947,000
Repayment of short-term borrowings	(1,170,000)	(164,791)	(1,332,000)	(91,000)
Proceeds from issuance of convertible notes	0	0	527,281	0
Payment for issuance costs of convertible notes	(3,396)	(478)	(2,938)	0
Borrowings from related parties	300,000	42,254	700,000	45,152
Repayment of borrowings from related parties	(300,000)	(42,254)	(700,000)	(65,152)
Repayment of long-term debt	0	0	0	(1,125,310)
Cash disposed in the Restructuring	0	0	(20,000)	0
Cash proceeds from COVA	0	0	43,724	0
Cash proceeds from Geely strategic investment	0	0	139,200	0
Cash paid for costs of the Merger	(78,570)	(11,066)	(136,985)	0
Proceeds from conditional government grants	48,792	6,872	0	0
Net cash provided by financing activities	296,826	41,808	657,767	2,122,792
Effect of foreign currency exchange rate changes on cash and restricted cash	41,342	5,821	28,906	(32,019)
Net increase (decrease) in cash	(313,155)	(44,107)	(87,703)	(14,744)
Cash and restricted cash at the beginning of the year	901,429	126,964	989,132	1,003,876
Cash and restricted cash at the end of the year	588,274	82,857	901,429	989,132
Supplemental information:
Income tax paid	1,985	280	0	12,557
Interest paid	63,859	8,994	28,908	28,983
Non-cash investing and financing activities:
Payable for purchase of property, equipment and intangible assets	127,595	17,971	24,186	17,882
Transfer of notes receivable as part of consideration to purchase intangible assets	50,000	7,042	0	0
Re-designation of ordinary shares to Series A Preferred Shares (Note 18)	0	0	0	97,660
Shares issued	0	0	0	620,703
Non-cash assets distributed to shareholders of the Company in the Restructuring (Note 1(d))	0	0	247,875	0
Payable for issuance cost of convertible notes payable	0	0	5,621	0
Amounts due from a related party for sale of Zenseact (Note 8)	0	0	763,192	0
Issuance of ordinary shares in exchange for an equity security (Note 8)	0	0	87,615	0
Payable for costs of the Merger	0	0	133,554
Conversion of Convertible Redeemable Preferred Shares to ordinary shares (Note 1(b) and Note 18)	0	0	5,492,749	0
Conversion of convertible notes payable to Class A Ordinary Shares	0	0	69,600	0
Nonrelated Party
Changes in operating assets and liabilities, net of effects of deconsolidation of subsidiaries and the VIEs:
Accounts receivable - third parties, net	133,729	18,835	(238,197)	(45,166)
Accounts payable - third parties	372,818	52,510	795,226	18,699
Contract liabilities - third parties	(4,153)	(585)	1,774	(4,565)
Related Party
Changes in operating assets and liabilities, net of effects of deconsolidation of subsidiaries and the VIEs:
Accounts receivable - third parties, net	(719,283)	(101,309)	(68,939)	(96,169)
Accounts payable - third parties	(13,023)	(1,834)	130,242	(218,143)
Contract liabilities - third parties	(257,737)	(36,301)	(237,287)	353,659
Hubei Dongjun Automotive Electronics Technology Co., Ltd.
Investing activities:
Cash disposed on deconsolidation of a subsidiary	0	0	0	(8,360)
Suzhou Photon-Matrix
Adjustments to reconcile net loss to net cash used in operating activities:
Gains on deconsolidation of a subsidiary			(71,974)
Investing activities:
Cash disposed on deconsolidation of a subsidiary	0	0	(22,643)	0
Series Angel Preferred Shares
Financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares	0	0	0	81,950
Series A Preferred Shares
Financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares	0	0	0	1,032,104
Repayment of refundable deposits in connection with the issuance of Series A Convertible Redeemable Preferred Shares	0	0	0	(1,032,104)
Series A+ Preferred Shares
Financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares	0	0	0	1,331,641
Payment for issuance cost and fees	0	0	0	(10,000)
Series A++ Preferred Shares
Financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares	0	0	0	452,241
Repayment of refundable deposits in connection with the issuance of Series A Convertible Redeemable Preferred Shares	0	0	0	(461,849)
Refundable deposits in connection with the issuance of Convertible Redeemable Preferred Shares	0	0	0	461,849
Series B Preferred Shares
Financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares	¥ 0	$ 0	¥ 159,485	¥ 324,270